Note 2 - Summary of Significant Accounting Policies: Basis of Accounting (Policies)	6 Months Ended
Jun. 30, 2012
Basis of Accounting:
Basis of Accounting

Basis of Accounting

These financial statements have been prepared using the basis of accounting generally accepted in the United States of America. Under this basis of accounting, revenues are recorded as earned and expenses are recorded at the time liabilities are incurred.